CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4)  CASH AND CASH EQUIVALENTS

	12/31/17	12/31/16
Cash and banks	117,799	198,369
Short-term investments	3,932,539	4,906,741
Total	4,050,338	5,105,110

Highly liquid short-term investments basically comprise Bank Deposit Certificates (CDB) and Repurchase Agreements kept at first-tier financial institutions, pegged to the Interbank Deposit Certificate (CDI) rate, with original maturities of up to three months, and with immaterial risk of change in value. Revenues generated by these investments are recorded as financial income.